Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pre- tax
Other comprehensive income (loss)	$ 110,911	$ 81,622	$ (63,896)
Tax
Other comprehensive income (loss)	(23,291)	(17,141)	13,419
After- tax
Other comprehensive income (loss), after-tax	87,620	64,481	(50,477)
Accumulated Net Investment Gain (Loss)
Pre- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	106,690	86,980	(65,379)
Less: reclassification adjustment of realized capital gains and losses	(2,298)	1,395	(1,359)
Other comprehensive income (loss)	108,988	85,585	(64,020)
Tax
Unrealized net holding gains and losses arising during the period, net of related offsets	(22,404)	(18,266)	13,730
Less: reclassification adjustment of realized capital gains and losses	483	(293)	285
Other comprehensive income (loss)	(22,887)	(17,973)	13,445
After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	84,286	68,714	(51,649)
Less: reclassification adjustment of realized capital gains and losses	(1,815)	1,102	(1,074)
Other comprehensive income (loss), after-tax	86,101	67,612	(50,575)
Accumulated Foreign Currency Adjustment
Pre- tax
Other comprehensive income (loss)	1,923	(3,963)	124
Tax
Other comprehensive income (loss)	(404)	832	(26)
After- tax
Other comprehensive income (loss), after-tax	$ 1,519	$ (3,131)	$ 98